Summary of significant accounting policies	12 Months Ended
Jun. 30, 2024
Summary of significant accounting policies

2. Summary of significant accounting policies

2.1. Basis of preparation of the Consolidated Financial Statement

(a) Basis of preparation

The CNV, through General Resolutions No. 562/09 and 576/10, has established the application of Technical Resolutions No. 26 and 29 of the FACPCE, which adopt the IFRS Accounting Standards issued by the IASB, for entities included in the public offering regime, either by their capital or their negotiable obligations, or those that have requested authorization to be included in the aforementioned regime.

The application of these standards is mandatory for the Company, starting from the fiscal year beginning on July 1, 2012.

These Consolidated Financial Statements have been prepared in accordance with Technical Resolution No. 26 “Professional Accounting Standards: Adoption of the International Financial Reporting Standards (IFRS) of the International Accounting Standards Board (IASB).” The financial statements have been prepared in accordance with the accounting policies based on the IFRS Accounting Standards as issued by IASB and the CNV rules applicable as of June 30, 2024. Although the Group's consolidated working capital as of June 30, 2024, was negative by ARS 47,189, the Company’s Board of Directors made its assessment and concluded positively, as it considers that the normal course of business will generate the necessary liquidity, and it also has several financial tools and the possibility of selling part of its properties, including those classified at the end of the fiscal year as Investment Properties, to meet its short-term obligations.

Additionally, some additional matters required by the General Companies Law and/or CNV regulations were included, among them, the supplementary information provided in the last paragraph of article 1, chapter III, title IV, of CNV General Resolution No. 622/13. This information is included in notes to these financial statements, as permitted by IFRS Accounting Standards.

IAS 29 "Financial Reporting in Hyperinflationary Economies" requires that the financial statements of an entity whose functional currency is one of a hyperinflationary economy be expressed in terms of the current unit of measurement at the closing date of the reporting fiscal year, regardless of whether they are based on the historical cost method or the current cost method. To do so, in general terms, the inflation produced from the date of acquisition or from the revaluation date, as applicable, must be calculated in the non-monetary items. This requirement also includes the comparative information of the financial statements.

In order to conclude on whether an economy is categorized as hyper-inflationary in the terms of IAS 29, the standard details a series of factors to be considered, including the existence of an accumulated inflation rate in three years that is approximate or exceeds 100%. Accumulated inflation in Argentina in the last three years is over 100%. It is for this reason that, in accordance with IAS 29, Argentina must be considered a country with high inflation economy starting July 1, 2018.

In addition, Law No. 27,468 (published in the Official Gazette on December 4, 2018), amended Section 10 of Law No. 23,928, as amended, and established that the derogation of all the laws or regulations imposing or authorizing price indexation, monetary restatement, cost variation or any other method for strengthening debts, taxes, prices or rates of goods, works or services, does not extend to financial statements, as to which the provisions of Section 62 of the General Companies Law No. 19,550 (1984 revision), as amended, shall continue to apply. Moreover, the referred law repealed Decree No. 1269/2002 dated July 16, 2002, as amended, and delegated to the Argentine Executive Branch the power to establish, through its controlling agencies, the effective date of the referred provisions in connection with the financial statements filed with it. Therefore, under General Resolution 777/2018 (published in the Official Gazette on December 28, 2018) the CNV ordered that issuers subject to its supervision shall apply the inflation adjustment to reflect the financial statements in terms of the measuring unit current at the end of the reporting period set forth in IAS 29 in their annual, interim and special financial statements closed on or after December 31, 2018. Thus, these Consolidated Financial Statements have been reported in terms of the measuring unit current as of June 30, 2024 according to IAS 29.

Pursuant to IAS 29, the Financial Statements of an entity whose functional currency is that of a high inflationary economy should be reported in terms of the measuring unit current as of the date of the Financial Statements. All the amounts included in the Consolidated Statement of Financial Position which are not stated in terms of the measuring unit current as of the date of the Financial Statements should be restated applying the general price index. All items in the Consolidated Statement of Income and Other Comprehensive Income should be stated in terms of the measuring unit current as of the date of the Financial Statements, applying the changes in the general price index occurred from the date on which the revenues and expenses were originally recognized in the Financial Statements.

Adjustment for inflation in the initial balances has been calculated considering the indexes reported by the FACPCE based on the price indexes published by the Argentine Institute of Statistics and Census (INDEC).

The principal inflation adjustment procedures are the following:

-

Monetary assets and liabilities that are already recorded at the measuring unit of the balance sheet closing date are not restated because they are already stated in terms of the measuring unit current as of the date of the financial statements.

-	Non-monetary assets, and liabilities recorded at cost as of the balance sheet date and equity component are restated by applying the relevant adjustment coefficients.
-	All items in the Consolidated Statement of Income and Other Comprehensive Income are restated applying the relevant conversion factors.
-

The effect of inflation on the Group’s net monetary position is included in the Consolidated Statement of Income and Other Comprehensive Income under Financial results, net, in the item “Inflation adjustment”.

-	Comparative figures have been adjusted for inflation following the procedure explained in the previous paragraphs.

Upon initially applying inflation adjustment, the equity accounts were restated as follows:

-

Capital was restated as from the date of subscription or the date of the most recent inflation adjustment for accounting purposes, whichever is later. The resulting amount was included in the “Inflation adjustment of share capital and treasury shares adjustment” account.

-	Translation difference was restated in current terms.
-	Other comprehensive income / (loss) was restated as from each accounting allocation.
-	The other reserves were restated from the initial application.

The inflation index to be used and in accordance with the FACPCE Resolution No. 539/18, it will be determined based on the Wholesale Price Index (IPIM) until 2016, considering for the months of November and December 2015 the average variation of Consumer Price index (CPI) of the Autonomous City of Buenos Aires, because during those two months there were no national IPIM measurements. Since January 2017, the National Consumer Price Index (National CPI) will be considered. The table below show the evolution of these indexes in the last two fiscal years and as of June 30, 2024 according to official statistics (INDEC) following the guidelines described in Resolution 539/18.

Annual price variation	June 30, 2022	June 30, 2023	June 30, 2024	Cumulative as of June 30, 2024 (3 years)
	64%	116%	272%	1,213%

As a consequence of the aforementioned, these Consolidated Financial Statements as of June 30, 2024 were restated in accordance with IAS 29.

(b) Current and non-current classification

The Group presents current and non-current assets, and current and non-current liabilities, as separate classifications in its Consolidated Statement of Financial Position according to the operating cycle of each activity. Current assets and current liabilities include the assets and liabilities that are either realized or settled within 12 months from the end of the fiscal year.

All other assets and liabilities are classified as non-current. Current and deferred tax assets and liabilities (income tax liabilities) are presented separately from each other and from other assets and liabilities, classified as current and non-current, respectively.

(c) Presentation currency

The Consolidated Financial Statements are presented in millions of Argentine Pesos. Unless otherwise stated or the context otherwise requires, references to “Peso amounts” or “ARS”, are millions of Argentine Pesos, references to “USD” or “US Dollars” are millions of US Dollars and references to "NIS" are millions of New Israeli Shekel.

(d) Fiscal year-end

The fiscal year begins on July 1st and ends on June 30 of each year.

(e) Accounting criteria

See Notes 2.2 to 2.25 with the accounting policies of each item.

(f) Reporting cash flows

The Group reports operating activities cash flows using the indirect method. Interest paid is presented within financing activities. Interest received for financing of operating activities is presented within operating activities whereas the rest is presented within investing activities. The acquisitions and disposals of investment properties are disclosed within investing activities as this most appropriately reflects the Group’s business activities. Cash flows in respect to trading properties are disclosed within operating activities because these items are sold in the ordinary course of business.

(g) Use of estimates

The preparation of Financial Statements at a certain date requires the Management to make estimations and evaluations affecting the amount of assets and liabilities recorded and contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the year. Actual results might differ from the estimates and evaluations made at the date of preparation of these Consolidated Financial Statements. The most significant judgments made by Management in applying the Group’s accounting policies and the major estimations and significant judgments are described in Note 3.

2.2. New accounting standards and amendments

The following standards and amendments have been issued by the IASB. Below we outline the standards and amendments that may potentially have an impact on the Group at the time of application.

Standards and amendments adopted by the Group

Standards and amendment	Description		Date of mandatory adoption for the Group in the year ended on
IFRS 17 Insurance Contracts

IFRS 17 was issued in May 2017 as replacement for IFRS 4 Insurance Contracts. It requires a current measurement model where estimates are remeasured in each reporting period. Contracts are measured using the building blocks of:

06-30-2024

	•	discounted probability-weighted cash flows
	•	an explicit risk adjustment, and
	•	a contractual service margin (CSM) representing the unearned profit of the contract which is recognised as revenue over the coverage period.

The standard allows a choice between recognising changes in discount rates either in the statement of profit or loss or directly in other comprehensive income. The choice is likely to reflect how insurers account for their financial assets under IFRS 9.

An optional, simplified premium allocation approach is permitted for the liability for the remaining coverage for short duration contracts, which are often written by non-life insurers.

There is a modification of the general measurement model called the ‘variable fee approach’ for certain contracts written by life insurers where policyholders share in the returns from underlying items. When applying the variable fee approach, the entity’s share of the fair value changes of the underlying items is included in the CSM. The results of insurers using this model are therefore likely to be less volatile than under the general model.

The new rules will affect the financial statements and key performance indicators of all entities that issue insurance contracts or investment contracts with discretionary participation features.

Targeted amendments made in July 2020 aimed to ease the implementation of the standard by reducing implementation costs and making it easier for entities to explain the results from applying IFRS 17 to investors and others. The amendments also deferred the application date of IFRS 17 to 1 January 2023.

Further amendments made in December 2021 added a transition option that permits an entity to apply an optional classification overlay in the comparative period(s) presented on initial application of IFRS 17. The classification overlay applies to all financial assets, including those held in respect of activities not connected to contracts within the scope of IFRS 17. It allows those assets to be classified in the comparative period(s) in a way that aligns with how the entity expects those assets to be classified on initial application of IFRS 9. The classification can be applied on an instrument-by-instrument basis.

Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

The IASB amended IAS 1 Presentation of Financial Statements to require entities to disclose their material rather than their significant accounting policies. The amendments define what is ‘material accounting policy information’ (being information that, when considered together with other information included in an entity’s financial statements, can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements) and explain how to identify when accounting policy information is material. They further clarify that immaterial accounting policy information does not need to be disclosed. If it is disclosed, it should not obscure material accounting information.

To support this amendment, the IASB also amended IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on how to apply the concept of materiality to accounting policy disclosures.

06-30-2024
Definition of accounting estimates - Amendments to IAS 8.

The amendment to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” clarifies how entities should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important because changes in accounting estimates are applied prospectively to future transactions and other future events, but changes in accounting policies are generally applied retrospectively to past transactions and other past events, as well as to the current exercise.

06-30-2024
Deferred Tax related to Assets and Liabilities arising from a Single Transaction - Amendments to IAS 12

The amendments to IAS 12 Income Taxes require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities.

06-30-2024
Global implementation of Pillar Two model

In December 2021, the Organization for Economic Cooperation and Development (OECD) published the Pillar Two model, with the objective of carrying out certain tax reforms applicable to companies.

The rules are designed to ensure that large multinational companies within the scope of the rules pay a minimum level of tax. Generally, the rules apply a supplementary tax system that raises the total amount of taxes paid on an entity's excess profits in a jurisdiction up to the minimum rate of 15%.

** The amendments must be applied immediately, subject to any local endorsement process, and retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. However, the disclosures about the known or reasonably estimable exposure to Pillar Two income taxes are only required for annual reporting periods beginning on or after 1 January 2023 and do not need to be made in interim financial reports for interim periods ending on or before 31 December 2023.

Immediately, except for certain disclosures as noted on the left **

The adoption of these amendment has not had a material impact for the Group.

Standards and amendments not yet adopted by the Group:

Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants – Amendments to IAS 1

Amendments made to IAS 1 Presentation of Financial Statements in 2020 and 2022 clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the entity’s expectations or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). Covenants of loan arrangements will not affect classification of a liability as current or non-current at the reporting date if the entity must only comply with the covenants after the reporting date. However, if the entity must comply with a covenant either before or at the reporting date, this will affect the classification as current or non-current even if the covenant is only tested for compliance after the reporting date.

The amendments must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Special transitional rules apply if an entity had early adopted the 2020 amendments regarding the classification of liabilities as current or non-current.

Annual periods beginning on or after 1st January 2024.
Lease Liability in a Sale and Leaseback – Amendments to IFRS 16

In September 2022, the IASB finalised narrow-scope amendments to the requirements for sale and leaseback transactions in IFRS 16 Leases which explain how an entity accounts for a sale and leaseback after the date of the transaction.

The amendments specify that, in measuring the lease liability subsequent to the sale and leaseback, the seller-lessee determines ‘lease payments’ and ‘revised lease payments’ in a way that does not result in the seller-lessee recognising any amount of the gain or loss that relates to the right of use that it retains. This could particularly impact sale and leaseback transactions where the lease payments include variable payments that do not depend on an index or a rate.

Annual periods beginning on or after 1st January 2024.
Supplier finance arrangements amendments – amendments to IAS 7 and IFRS 7

The amendments were prepared to respond to requests from investors regarding the need to have more information regarding financing agreements with suppliers, in order to be able to evaluate how these agreements affect liabilities, cash flows and the liquidity risk of an entity. New disclosures must be included in the financial statements, such as the terms and conditions of said agreements, as well as the recorded values of the liabilities, and ranges of payment due dates applicable to the liabilities that are under the Payment Agreement scheme. financing with suppliers, as well as for comparable commercial accounts that are not part of such agreements.

Annual periods beginning on or after 1st January 2024.
Sale or contribution of assets between an investor and its associate or joint venture - Amendments to IFRS 10 and IAS 28

The IASB has made limited scope amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures.

The amendments clarify the accounting treatment for sales or contribution of assets between an investor and their associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitute a ‘business’ (as defined in IFRS 3 Business Combinations').

Where the non-monetary assets constitute a business, the investor will recognise the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognised by the investor only to the extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively.

In December 2015, the IASB decided to defer the application date of this amendment until such time as the IASB has finalized its research project on the equity method
Amendments to IAS 21 - Lack of Exchangeability

The amendments to IAS 21, issued in August 2023, have been prepared to respond to concerns about diversity in practice when accounting for the lack of interchangeability between currencies. The amendments will assist businesses and investors by addressing an issue that was not previously covered in the accounting requirements for the effects of changes in exchange rates.

An entity shall apply such amendments for annual reporting periods beginning on or after January 1, 2025. Early application is permitted, although it has not been approved by the CNV as of the date of issuance of these Financial Statements. If an entity applies the modifications for a prior period, it shall disclose that fact.

IFRS 18 Presentation and Disclosure in Financial Statements	This is the new standard on presentation and disclosure in financial statements, with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to:		Annual periods beginning on or after 1st January 2027
	•	the structure of the statement of profit or loss;
•

required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and

	•	enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

IFRS 19 Subsidiaries without Public Accountability: Disclosures

This new standard works alongside other IFRS Accounting Standards. An eligible subsidiary applies the requirements in other IFRS Accounting Standards except for the disclosure requirements and instead applies the reduced disclosure requirements in IFRS 19. IFRS 19’s reduced disclosure requirements balance the information needs of the users of eligible subsidiaries’ financial statements with cost savings for preparers. IFRS 19 is a voluntary standard for eligible subsidiaries.

A subsidiary is eligible if:

Annual periods beginning on or after 1st January 2027. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Financial Statements.
	•	it does not have public accountability; and
	•	it has an ultimate or intermediate parent that produces consolidated financial statements available for public use that comply with IFRS Accounting Standards.

Management is evaluating the impact that these new standards and amendments will have for the Group.

At the date of issuance of these consolidated financial statements, there are no other standards or amendments issued by the IASB that are not yet effective and are expected to have a significant effect on the Group.

2.3. Scope of consolidation

(a) Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Group also analyzes whether there is control when it does not hold more than 50% of the voting rights of an entity but does have capacity to define its relevant activities because of de-facto control.

The Group uses the acquisition method of accounting for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets. The Group chooses the method to be used on a case-by-case basis.

The excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred, non-controlling interest recognized and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the Consolidated Statement of Income and Other Comprehensive Income as “Bargain purchase gains”.

The Group conducts its business through several operating and investment companies, the main ones are listed below:

			% of ownership interest held by the Group
Name of the entity	Country	Main activity	06.30.2024	06.30.2023	06.30.2022

IRSA's direct interest:
E-Commerce Latina S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Efanur S.A. (4)	Uruguay	Investment	-	-	100.00%
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	100.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (1)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
U.T. IRSA y Galerias Pacifico (1) (2)	Argentina	Investment	-	50.00%	50.00%
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A. (in liquidation)	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A.U.	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.95%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata	Argentina	Real estate	100.00%	100.00%	100.00%
We Are Appa S.A.	Argentina	Design and software development	98.67%	98.67%	93.63%
Shefa Fiduciaria S.A.U.	Argentina	Trustee company	100.00%	-	-
Fideicomiso Shefa V.C.	Argentina	Investment	100.00%	-	-
Tyrus S.A.'s direct interest:
DFL and DN BV	Bermuda’s / Netherlands	Investment	99.63%	99.59%	99.50%
Real Estate Development LLC	USA	Investment	100.00%	-	-
IRSA International LLC	USA	Investment	100.00%	100.00%	100.00%
Jiwin S.A. (4)	Uruguay	Investment	-	-	100.00%
Liveck S.A. (3)	British Virgin Islands	Investment	100.00%	100.00%	100.00%
Real Estate Strategies LLC	USA	Investment	100.00%	100.00%	100.00%
Efanur S.A.'s direct interest:
Real Estate Investment Group VII LP (REIG VII) (4)	Bermuda’s	Investment	-	-	100.00%
DFL's and DN BV's direct interest:
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%

(1)

The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerías Pacífico considering its equity interest and a shareholder agreement that confers its majority of votes in the decision-making process.

(2)	Liquidated in September 2023.
(3)	Includes Tyrus’ and IRSA’s equity interests.
(4)	Liquidated in October 2022.

Except for the aforementioned items, the percentage of votes does not differ from the stake.

The Group takes into account both quantitative and qualitative aspects in order to determine which non-controlling interests in subsidiaries are considered significant. In quantitative terms, the Group considers significant investments as those that individually represent at least 20% of the total equity attributable to non-controlling interest in subsidiaries at each year-end. Therefore, in qualitative terms, the Group considers, among other factors, the specific risks to which each company is exposed, their returns and the importance that each of them has for the Group.

Summarized financial information on subsidiaries with material non-controlling interests and other information are included in Note 7.

(b) Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – i.e., as transactions with the owners in their capacity as owners. The recorded value corresponds to the difference between the fair value of the consideration paid and/or received and the relevant share acquired and/or transferred of the carrying value of the net assets of the subsidiary.

(c) Disposal of subsidiaries with loss of control

When the Group ceases to have control any retained interest in the entity is re-measured at its fair value at the date when control is lost, with changes in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

(d) Associates and joint arrangements

Associates are all entities over which the Group has significant influence but not control, usually representing an interest between 20% and less than 50% of the voting rights. Joint arrangements are arrangements of which the Group and other party or parties have joint control bound by a contractual arrangement. Under IFRS 11, investments in joint arrangements are classified as either joint ventures or joint operations depending on the contractual rights and obligations each investor has rather than the legal structure of the joint arrangement. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. The Group has assessed the nature of its joint arrangements and determined them to be joint ventures.

Investments in associates and joint ventures are accounted for under the equity method of accounting, pursuant to which interests in joint ventures are initially recognized in the Consolidated Statement of Financial Position at cost and adjusted thereafter to recognize the Group’s share of post-acquisition profits or losses and other comprehensive income in the Consolidated Statement of Income and Other Comprehensive Income. The Group’s investment in associates includes goodwill identified on acquisition.

As of each year-end or upon the existence of evidence of impairment, a determination is made as to whether there is any objective indication of impairment in the value of the investments in associates or joint ventures. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associates or joint venture and its carrying value and recognizes the amount adjacent to "Share of profit / (loss) of associates and joint ventures" in the Consolidated Statement of Income and Other Comprehensive Income.

Profit and losses resulting from transactions between the Group and the associate or joint venture are recognized in the Group's financial statements only to the extent of the interests in the associates or joint ventures of the unrelated investor. Unrealized losses are eliminated unless the transaction reflects signs of impairment of the value of the asset transferred. The accounting policies of associates or joint ventures are modified to ensure uniformity within Group policies.

The Group takes into account quantitative and qualitative aspects to determine which investments in associates or joint ventures are considered significant.

Note 8 includes summary financial information and other information of the Group's associates.

2.4. Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision-Maker (“CODM”), responsible for allocating resources and assessing performance. The operating segments are described in Note 6.

2.5. Foreign currency translation

(a) Functional and presentation currency

Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The Consolidated Financial Statements are presented in Argentine Pesos, which is the Group’s presentation currency.

(b) Transactions and balances in foreign currency

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities nominated in foreign currencies are recognized in the profit or loss for the year.

Foreign exchange gains and losses are presented in the Consolidated Statement of Income and Other Comprehensive Income within other financial income, as appropriate, unless they have been capitalized.

(c) Group companies

The results and financial position of all the Group entities that have a functional currency different from the presentation currency (none of which has the currency of a hyperinflationary economy) are translated into the presentation currency as follows:

(i)	assets, liabilities and goodwill for each Statement of Financial Position presented are translated at the closing rate at the date of that financial position;
(ii)

income and expenses for each Statement of Comprehensive Income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and

(iii)	all resulting exchange differences are recognized in the Consolidated Statement of Income and Other Comprehensive Income.

The accounting policy of the Group consists in accounting for the translation difference of its subsidiaries by the “step-by-step” method according to IAS 21.

2.6. Investment properties

Investment properties are those properties owned by the Group that are held either to earn long-term rental income or for capital appreciation, or both, and that are not occupied by the Group for its own operations. Investment property also includes property that is being constructed or developed for future use as investment property. The Group also classifies as investment properties land whose future use has not been determined yet. The Group’s investment properties primarily comprise the Group’s portfolio of shopping malls and offices, certain property under development and undeveloped land.

Additionally, the Group reflects the value of economically “buildable potentials” in those properties that meet the following requirements: a) have buildable potential that are legally viable based on the application of approved Planning Codes and / or specific Ordinances. and b) have a commercial viability either due to their realization market or their constructive feasibility (see Note 9). If due to regulatory or legal regulations and commercial and/or economic aspects, the buildable potential can only be made by the Group and it has not been built yet, the asset value is not recognized.

When a property is partially owner-occupied, with the rest being held for rental income or capital appreciation, the Group accounts for the portions separately. The portion that is owner-occupied is accounted for as property, plant and equipment under IAS 16 “Property, Plant and Equipment” and the portion that is held for rental income or capital appreciation, or both, is treated as investment properties under IAS 40 “Investment Properties”.

Investment properties are measured initially at cost. Cost comprises the purchase price and directly attributable expenditures, such as legal fees, certain direct taxes, commissions and in the case of properties under construction, the capitalization of financial costs.

For properties under development, capitalization of costs includes not only financial costs, but also all costs directly attributable to works in process, from commencement of construction until it is completed and property is in condition to start operating.

Direct expenses related to lease contract negotiation (such as payment to third parties for services rendered and certain specific taxes related to execution of such contracts) are capitalized as part of the book value of the relevant investment properties and amortized over the term of the lease.

Borrowing costs associated with properties under development or undergoing major refurbishment are capitalized. The finance cost capitalized is calculated using the Group’s weighted average cost of borrowings after adjusting for borrowings associated with specific developments. Where borrowings are associated with specific developments, the amount capitalized is the gross interest incurred on those borrowings less any investment income arising on their temporary investment. Finance cost is capitalized from the commencement of the development work until the date of practical completion. Capitalization of finance costs is suspended if there are prolonged periods when development activity is interrupted. Finance cost is also capitalized on the purchase cost of land or property acquired specifically for redevelopment in the short term but only where activities necessary to prepare the asset for redevelopment are in progress.

After initial recognition, investment property is carried at fair value. Investment property that is being redeveloped for continuing use as investment property or for which the market has become less active continues to be measured at fair value. Investment properties under construction are measured at fair value if the fair value is considered to be reliably determinable. On the other hand, properties under construction for which the fair value cannot be determined reliably, but for which the Group expects it to be determinable when construction is completed, are measured at cost less impairment until the fair value becomes reliably determinable or construction is completed, whichever is earlier.

Fair values are determined differently depending on the type of property being measured.

Generally, the fair value of office buildings and land reserves is based on comparable active market prices, adjusted, if necessary, for differences in the nature, location or condition of the specific asset, among others (Level 2).

The fair value of the Group’s portfolio of Shopping Malls is based on discounted cash flow projections. This method of valuation is commonly used in the shopping mall industry in the region where the Group conducts its operations (Level 3).

As required by CNV 576/10 Resolution, valuations are performed as of the financial position date by accredited external appraisers who have recognized professional qualifications and have recent experience in the location and category of the investment property being valued. These valuations form the basis for the carrying amounts in the Consolidated Financial Statements. The fair value of investment property reflects, among other things, rental income from current leases and other assumptions market participants would make when pricing the property under current market conditions.

Subsequent expenditures are capitalized to the asset’s carrying amount only when it is probable that future economic benefits associated with the expenditure will flow to the Group and the cost can be measured reliably. All other repairs and maintenance costs are expensed when incurred. When part of an investment property is replaced, the carrying amount of the replaced part is derecognized.

Changes in fair values are recognized in the Consolidated Statement of Income and Other Comprehensive Income under the line item “Net (loss) / gain from fair value adjustment of investment properties”.

Asset transfers, including assets classified as investments properties which are reclassified under other items or vice-versa, may only be carried out when there is a change of use evidenced by: a) commencement of occupation of real property by the Group, where investment property is transferred to property, plant and equipment; b) commencement of development activities for sale purposes, where investment property is transferred to property for sale; c) the end of Group occupation, where it is transferred from property, plant and equipment to investment properties; or d) commencement of an operating lease transaction with a third party, where properties for sale are transferred to investment property. The transfer of investment properties to other items is carried out at the fair value of the asset on the date of change of use and said fair value is the cost of the property for the purposes of subsequent accounting according to the applicable standard. If an owner-occupied property is converted to investment property, the Group values the property at the corresponding carrying amount prior to transfer and classifies it as investment property at fair value on the date of change of use. The Group will treat any difference, as of that date, between the determined carrying amount of the property and the fair value, in the same way in which it would record a revaluation applying IAS 16. A transfer from inventories to Investment properties, will be accounted for by recognizing the result between its previous book value and its fair value and any difference between the fair value of the property at that date and its previous carrying amount will be recognized in the result of the fiscal year.

The Group may sell its investment property when it considers that such property no longer forms part of the lease business. The carrying value immediately prior to the sale is adjusted to the transaction price, and the adjustment is recorded in the Consolidated Statement of Income and Other Comprehensive Income in the line “Net (loss) / gain from fair value adjustment of investment properties”.

Investment properties are derecognized when they are disposed of or when they are permanently withdrawn from use and no future economic benefits are expected to arise from their disposals. The disposal of properties is recognized when the significant risks and rewards have been transferred to the buyer. As for unconditional agreements, proceeds are accounted for when title to property passes to the buyer and the buyer intends to make the respective payment. In the context of conditional agreements, disposals are recognized only after the conditions to which the agreements are subject have been satisfied. Where consideration receivable for the sale of the properties is deferred, it is discounted to present value. The difference between the discounted amount and the amount receivable is treated as interest income and recognized over the period using the effective interest method. Direct expenses related to the sale are recognized in the line "Other operating results, net" in the Consolidated Statement of Income and Other Comprehensive Income at the time they are incurred.

2.7. Property, plant and equipment

This category primarily comprises buildings or portions of a building used for administrative purposes, machines, computers, and other equipment, motor vehicles, furniture, fixtures and fittings and improvements to the Group’s corporate offices.

The Group also has some hotel properties. Based on the respective contractual arrangements with hotel managers and / or given their direct operators nature, the Group considers it retains significant exposure to the variations in the cash flows of the hotel operations, and accordingly, hotels are treated as owner-occupied properties and classified under "Property, plant and equipment".

All property, plant and equipment (“PPE”) is stated at acquisition cost restated as of the closing date less accumulated depreciation and impairment, if any. The acquisition cost includes expenditures which are directly attributable to the acquisition of the items. For properties under development, capitalization of costs includes not only financial costs, but also all costs directly attributable to works in process, from commencement of construction until it is completed and the property is in conditions to start operating.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Such costs may include the cost of improvements and replacement of parts as they meet the conditions to be capitalized. The carrying amount of those parts that are replaced is derecognized. Repairs and maintenance are charged as incurred in the Consolidated Statement of Income and Other Comprehensive Income. Depreciation, based on a component approach, is calculated using the straight-line method to allocate the cost over the assets’ estimated useful lives.

The remaining useful life as of June 30, 2024 is as follows:

Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Others	Between 3 and 25 years

As of each fiscal year-end, an evaluation is performed to determine the existence of indicators of any decrease in recoverable value or useful life of assets. If there are any indicators, the recoverable amount and/or residual useful life of impaired asset(s) is estimated, and an impairment adjustment is made, if applicable. As of each fiscal year-end, the residual useful life of assets is estimated and adjusted, if necessary. The book amount of an asset is reduced to its recoverable value if the book value is greater than its estimated recoverable value.

Gains from the sale of these assets are recognized when control is transferred to the buyer. This will normally take place on unconditional exchange, generally when legal title passes to the buyer and it is probable that the buyer will pay. For conditional exchanges, sales are recognized when these conditions are satisfied. Gains and losses on disposals are determined by comparing the proceeds net of direct expenses related to such sales, with the carrying amount as of the date of each transaction. Gains and losses from the disposal of property, plant and equipment items are recognized within “Other operating results, net” in the Consolidated Statement of Income and Other Comprehensive Income.

When assets of property, plant and equipment are transferred to investment property, the difference between the value at cost transferred and the fair value of the investment property is allocated to a reserve within equity.

2.8. Leases

Leases are recorded pursuant to IFRS 16. The Group recognizes an asset for the right of use and a liability at present value with respect to those contracts that meet the definition of a lease in accordance with the standard and the rate used will be the implicit rate in the contract if it can be determined.

A Group company is the lessor:

Properties leased out to tenants under operating leases are included in “Investment Properties” in the Consolidated Statement of Financial Position. See Note 2.21 for the recognition of rental income.

A Group company is the lessee:

The Group acquires certain specific assets (especially machinery, computer equipment and real property exploitation concessions) under leases pursuant to IFRS 16. Assets so acquired are recorded as an asset at the present value of the minimum future lease payments (the rate used by the Group is between 10.12% and 12.82%). Capitalized lease assets are depreciated over the shorter of the estimated useful life of the assets and the lease term. The finance charges are charged over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Leases falling within the IFRS 16 exemption, where the Group acts as lessee are charged to results at the time they accrue. They mainly include contracts for less than one year and/or for non-material items.

2.9. Intangible assets

(a) Goodwill

Goodwill represents future economic benefits arising from assets that are not capable of being individually identified and separately recognized by the Group on an acquisition. Goodwill is initially measured as the difference between the fair value of the consideration transferred, plus the amount of non-controlling interest in the acquisition and, in business combinations achieved in stages, the acquisition-date fair value of the previously held equity interest in the acquisition; and the net fair value of the identifiable assets and liabilities assumed on the acquisition date.

Goodwill is not amortized but tested for impairment at each fiscal year-end, or more frequently if there is an indication of impairment.

For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, referred to as cash-generating units (“CGU”). In order to determine whether any impairment loss should be recognized, the book value of CGU or CGU groups is compared against its recoverable value. Net book value of CGU and CGU groups include goodwill and assets with limited useful life (such as, investment properties, property, plant and equipment, intangible assets and working capital).

If the recoverable amount of the CGU is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. Impairment losses recognized for goodwill are not reversed in a subsequent period.

The recoverable amount of a CGU is the higher of the fair value less costs-to-sell and the value-in-use. The fair value is the amount at which a CGU may be sold in a current transaction between unrelated, willing and duly informed parties. Value-in-use is the present value of all estimated future cash flows expected to be derived from CGU or CGU groups.

Goodwill is assigned to the Group's cash generating units on the basis of operating segments. The recoverable amount of a cash generating unit is determined based on fair value calculations. These calculations use the price of the CGU assets and they are compared with the book values plus the goodwill assigned to each cash generating unit.

No material impairment was recorded as a result of the analysis performed. (Note 12).

(b) Computer software

Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. Costs associated with maintaining computer software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets when the following criteria are met: (i) it is technically feasible to complete the software product so that it will be available for use; (ii) management intends to complete the software product and use or sell it; (iii) there is an ability to use or sell the software product; (iv) it can be demonstrated how the software product will generate probable future economic benefits; (v) adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and (vi) the expenditure attributable to the software product during its development can be reliably measured.

Directly attributable costs that are capitalized as part of the software product include the software development employee costs and an appropriate portion of relevant overheads.

Other development expenditures that do not meet these criteria are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

Computer software development costs recognized as assets are amortized over their estimated useful lives, which does not exceed 3 years.

(c) Right to receive future units under barter agreements

The Group also enters into barter transactions where it normally exchanges undeveloped parcels of land or other assets with third-party developers for future property to be constructed on the bartered land. The Group generally receives monetary assets as part of the transactions and/or a right to receive future units to be constructed by developers. Such rights are initially recognized at cost (which is the fair value of the land assigned) and are not adjusted later, unless there is any sign of impairment.

At each year-end, the Group reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any of such signs exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. For intangible assets with indefinite useful lives, the Group annually reviews the existence of an impairment, or more frequently if signs of impairment are identified.

2.10. Trading properties

Trading properties comprises those properties either intended for sale or in the process of construction for subsequent sale. Trading properties are carried at the lower of cost and net realizable value. Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the trading properties to their present location and condition.

2.11. Inventories

Inventories include assets held for sale in the ordinary course of the Group's business activities, assets in production or construction process for sale purposes, and materials, supplies or other assets held for consumption in the process of producing sales and/or services.

Inventories are measured at the lower of cost or net realizable value.

Net realizable value is the estimated selling price in the ordinary course of business less selling expenses. It is determined on an ongoing basis, taking into account the product type and aging, based on the accumulated prior experience with the useful life of the product. The Group periodically reviews the inventory and its aging and books an allowance for impairment, as necessary.

The cost of consumable supplies, materials and other assets is determined using the weighted average cost method and the cost of the remaining inventories is priced under the first in, first out (FIFO) method.

Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. Inventories and materials are initially recorded at their cash purchase price, any further discrepancies are being accounted for as finance costs.

2.12. Financial instruments

The Group classifies financial assets in the following categories: those to be measured subsequently at fair value, and those to be measured at amortized cost. This classification depends on whether the financial asset is an equity investment or a debt investment.

Debt investments

A debt investment is classified at amortized cost only if both of the following criteria are met: (i) the objective of the Group’s business model is to hold the asset to collect the contractual cash flows; and (ii) the contractual terms give rise on specified dates to cash derived solely from payments of principal and interest due on the principal outstanding. The nature of any derivatives embedded in the debt investment are considered in determining whether the cash derives solely from payment of principal and interest due on the principal outstanding and are not accounted for separately.

If either of the two criteria mentioned in the previous paragraph is not met, the debt instrument is classified as an asset at fair value through profit or loss. The Group has not designated any debt investment as measured at fair value through profit or loss to eliminate or significantly reduce an accounting mismatch. Changes in fair values and gains from disposal of financial assets at fair value through profit or loss are recorded within “Financial results, net” in the Consolidated Statement of Income and Other Comprehensive Income.

Equity investments

All equity investments, which are neither subsidiaries nor associate companies nor joint ventures of the Group, are measured at fair value. Equity investments that are held for trading are measured at fair value through profit or loss. For all other equity investments, the Group can make an irrevocable election at initial recognition to recognize changes in fair value through other comprehensive income rather than profit or loss. The Group decided to recognize changes in fair value of equity investments through changes in profit or loss.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in the Consolidated Statement of Income and Other Comprehensive Income.

In general, the Group uses the transaction price to ascertain the fair value of a financial instrument on initial recognition. In the other cases, the Group records a gain or loss on initial recognition only if the fair value of the financial instrument can be supported by other comparable transactions observable in the market for the same type of instrument or if based on a technical valuation that only inputs observable market data. Unrecognized gains or losses on initial recognition of a financial asset are recognized later on, only to the extent they arise from a change in factors (including time) that market participants would consider upon setting the price.

Gains/losses on debt instruments measured at amortized cost and not identified for hedging purposes are charged to income where the financial assets are derecognized or an impairment loss is recognized, and during the amortization process under the effective interest method. The Group is required to reclassify all affected debt investments when and only when its business model for managing those assets changes.

The Group assesses at the end of each reporting period the expected losses for impairment of a financial asset or group of financial assets measured at amortized cost. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) can be reliably estimated. The amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate.

Financial assets and liabilities are offset, and the net amount reported in the statement of financial position, when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

2.13. Derivative financial instruments and hedging activities and options

Derivative financial instruments are initially recognized at fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

The Group manages exposures to various risks using hedging instruments that provide coverage. The Group does not use derivative financial instruments for speculative purposes. To date, the Group has used put and call options, foreign currency future and forward contracts and interest rate swaps, as appropriate.

The Group’s policy is to apply hedge accounting where it is permissible under IFRS 9, practical to do so and its application reduces volatility, but transactions that may be effective hedges in economic terms may not always qualify for hedge accounting under IFRS 9.

The fair values of financial instruments that are traded in active markets are computed by reference to market prices. The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Group uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting year.

2.14. Trade and other receivables

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

An allowance for doubtful accounts is recorded based on the expected loss of the receivables portfolio. Indicators of doubtful accounts include significant financial distress of the debtor, the debtor potentially filing a petition for reorganization or bankruptcy, or any event of default or past due account.

For significant non-homogeneous receivables, the Group generally measures impairment based on an individual analysis. When they are evaluated individually, the Group recognizes the provision for impairment as the difference between the book value of the receivable and the present value of future cash flows, taking into account the existing guarantees, if applicable. This allowance for doubtful accounts considers the financial situation of the debtor, their resources, the payment history and, if applicable, the value of the guarantees provided.

For non-significant homogeneous receivables, the Group assesses the impairment by grouping these receivables based on characteristics of similar risks, considering the type of asset, the delinquency condition and other relevant factors. The Group considers different factors to calculate the amount of the allowance for impairment, which, in its opinion, represents the expected losses over the life of the receivables. When determining the allowance for doubtful accounts, the Group considers, among other factors: (i) the delinquency of the receivables, (ii) the history of losses and the general behavior of the clients, (iii) the trends in volumes and terms of the receivables, (iv) the Group's experience in credit management, (v) national and local economic trends, (vi) credit concentrations by individual size and type of credit, and (vii) the effect of other external factors.

The amount of the allowance is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. The carrying amount of the asset is reduced through the use of a separate account, and the amount of the loss is recognized in the Consolidated Statement of Income and Other Comprehensive Income within “Selling expenses”. Subsequent recoveries of amounts previously written off are credited against “Selling expenses” in the Consolidated Statement of Income and Other Comprehensive Income.

2.15. Trade and other payables

Trade and other payables payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method.

2.16. Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized as finance cost over the period of the borrowings using the effective interest method.

2.17. Provisions

Provisions are recognized when: (i) the Group has a present (legal or constructive) obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate of the amount of the obligation can be made. Provisions are not recognized for future operating losses.

The Group bases its accruals on up-to-date developments, estimates of the outcomes of the matters and legal counsel´s experience in contesting, litigating and settling matters. As the scope of the liabilities becomes better defined or more information is available, the Group may be required to change its estimates of future costs, which could have a material adverse effect on its results of operations and financial condition or liquidity.

Provisions are measured at the present value of the cash flows expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provisions due to passage of time is recognized in the Consolidated Statement of Income and Other Comprehensive Income.

2.18. Employee benefits

(a) Defined contribution plans

The Group operates a defined contribution plan, which is a pension plan under which the Group pays fixed contributions into a separate entity. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current year or prior periods. The contributions are recognized as employee benefit expenses in the Consolidated Statement of Income and Other Comprehensive Income in the fiscal year they are due.

(b) Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal or as a result of an offer made to encourage voluntary termination as a result of redundancy.

(c) Bonus plans

The Group recognizes a liability and an expense for bonuses based on a formula that takes into consideration the profit attributable to the Company’s shareholders after certain adjustments. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

(d) Share-based payments

The fair value of share-based payments is measured at the date of grant. The Group measures the fair value using the valuation technique that it considers to be the most appropriate to value each class of award. Methods used may include Black-Scholes calculations or other models as appropriate. The valuations take into account factors such as non-transferability, exercise restrictions and behavioral considerations.

The fair value of the share-based payment is expensed and charged to income under the straight-line method over the vesting period, during which the right to the equity instrument becomes irreversible. This valuation is determined based on the most accurate estimate available for the expected quantity of equity instruments likely to vest. If subsequent information becomes available, indicating a variance from the initial estimates in terms of the number of equity instruments expected to vest, these estimates are subject to revision.

2.19. Current income tax and deferred income tax

Tax expense for the year comprises the charge for tax currently payable and deferred income. Income tax is recognized in the Consolidated Statement of Income and Other Comprehensive Income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

Current income tax expense is calculated on the basis of the tax laws enacted or substantially enacted at the date of the Statements of Financial Position in the countries where the Company and its subsidiaries operate and generate taxable income. The Group periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. The Group establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the deferred tax liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the date of the Statements of Financial Position and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred income tax is provided on temporary differences arising on investments in subsidiaries, joint ventures and associates, except for deferred income tax liabilities where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

The Group is able to control the timing of dividends from its subsidiaries and hence does not expect taxable profit. Hence, deferred tax is recognized in respect of the retained earnings of overseas subsidiaries only if at the date of the Statements of Financial Position, dividends have been accrued as receivable a binding agreement to distribute past earnings in future has been entered into by the subsidiary or there are sale plans in the foreseeable future.

2.20. Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held with banks, and other short-term highly liquid investments with original maturities of three months or less and that they are subject to a negligible risk of change in value. Bank overdrafts are not included.

2.21. Revenue recognition

The group identifies contracts with customers and evaluates the goods and services committed therein to determine performance obligations and their classification between performance obligations that are satisfied at a given time or over time.

Revenue from satisfaction of performance obligations at a given time is recognized when the client obtains control of the committed asset or service considering whether there is a right to collection, if the client has the physical possession, if the client has the legal right and if they have transferred the risks and benefits.

In accordance with IFRS 15, the Group recognizes revenues over time from the sales of real estate developments in which there is no alternative use for the asset and the Group has the right to demand payment of the contract. When these conditions are not met, the income is recognized at the time of delivery or deed, depending on the case, when the risk transfers are completed, the collection is reasonably assured and there is a price already determined.

Revenue from satisfaction of performance obligations over time for real estate developments is recognized by measuring progress towards compliance with the obligation when it can be measured reliably. For this measurement, the Group uses the input method, that is, the effort consumed by the entity and determines the percentage of progress based on the estimate of the total development costs.

The Group's revenue is recognized at the probable value of the consideration to which it will be entitled in exchange for transferring the products or services to the customer which is not expected to suffer significant changes.

•	Rental and services - Shopping malls portfolio

Revenues derived from business activities developed in the Group’s shopping malls mainly include rental income under operating leases, admission rights, commissions and revenue from several complementary services provided to the Group’s lessees.

The Group has determined that, in all operating leases, the lease term for accounting purposes matches the term of the contract. The Group concluded that, even though a lease is cancellable under the terms of the Argentine Civil and Commercial Code section 1221, tenants would incur significant “economic penalties” if the leases are terminated prior to expiry. The Group considered that these economic penalties are of such amount that continuation of the lease contracts by tenants appears to be reasonably certain at the inception of the respective agreements. The Group reached this conclusion based on factors such as: (i) the strategic geographical location and accessibility to customers of the Group’s investment properties; (ii) the nature and tenure of tenants (mostly well-known local and international retail chains); (iii) limited availability of identical revenue-producing space in the areas where the Group’s investment properties are located; (iv) the tenants’ brand image and other competitive considerations; (v) tenants’ significant expenses incurred in renovation, maintenance and improvements on the leased space to fit their own image; (vi) the majority of the Group’s tenants only have stores in shopping malls with a few or none street stores.

Lessees of rental space located within shopping malls are generally required to pay the higher of: (i) a base monthly rent (the “Base Rent”) and (ii) a specific percentage of gross monthly sales recorded by the Lessee (the “Contingent Rent”), which generally ranges between 2% and 12% of the lessees’ gross sales. In addition, in accordance with the standard terms of the typical commercial lease, the Base Rent is adjusted by the Consumer Price Index (CPI) in Argentina.

In addition, some leases include provisions that set forth variable rent based on specific volumes of sales revenue and other types of ratios.

Rental income from shopping malls, admission rights and commissions, are recognized in the Consolidated Statement of Income and Other Comprehensive Income on a straight-line basis over the term of the leases. When lease incentives are granted, they are recognized as an integral part of the net consideration for the use of the property and are therefore recognized on the same straight-line basis.

Contingent rents, i.e. lease payments that are not fixed at the inception of a lease, are recorded as income in the periods in which they are known and can be determined. Rent increases are recognized when such increases have been agreed with tenants.

The Group’s lease contracts also provide that common area maintenance charges and collective promotion funds of the Group’s shopping malls are borne by the corresponding lessees, generally on a proportional basis. These common area maintenance charges include all expenses necessary for various purposes including, but not limited to, the operation, maintenance, management, safety, preservation, repair, supervision, insurance and enhancement of the shopping malls. The lessor is responsible for determining the need and suitability of incurring a common area expense. The Group makes the original payment for such expenses, which are then reimbursed by the lessees. The Group considers that it acts as a principal in these cases. Service charge income is presented separately from property operating expenses. Property operating expenses are expensed as incurred.

Under the terms of the leases, lessees also agree to participate in collective promotion funds (“CPF”) to be used in advertising and promoting the Group’s shopping malls. Each lessee’s participation generally equals a percentage calculated based on the monthly accrued rental prices. Revenue so derived is also included under rental income and services segregated from advertising and promotion expenses. Such expenses are charged to income when incurred.

On the other hand, revenue includes income from managed operations and other services such as car parking spaces. Those revenues are recognized on an accrual basis as services are provided.

•	Rental and services - Offices and other rental properties

Rental income from offices and other rental properties include rental income from offices leased out under operating leases, income from services and expenses recovery paid by tenants.

Rental income from offices and other rental properties is recognized in the Consolidated Statement of Income and Other Comprehensive Income on a straight-line basis over the term of the leases. When lease incentives are granted, they are recognized as an integral part of the net consideration for the use of the property and are therefore recognized on the same straight-line basis.

A substantial portion of the Group’s leases require the tenant to reimburse the Group for a substantial portion of operating expenses, usually a proportionate share of the allocable operating expenses. Such property operating expenses include necessary expenses such as property operating, repairs and maintenance, security, janitorial, insurance, landscaping, leased properties and other administrative expenses, among others. The Group manages its own rental properties. The Group makes the original payment for these expenses, which are then reimbursed by the lessees. The Group considers that it acts as a principal in these cases. The Group accrues reimbursements from tenants as service charge revenue in the period the applicable expenditures are incurred and is presented separately from property operating expenses. Property operating expenses are expensed as incurred.

•	Sales and Development activities

Revenue from sale and developments of real estate properties primarily comprises the results from the sale of trading properties. Results from the sale of properties are recognized only when the control has been transferred to the buyer. This normally takes place on unconditional exchange of contracts. For conditional exchanges, sales are recognized when these conditions are satisfied.

The Group also enters into barter transactions where the Group normally exchanges undeveloped parcels of land with third-party developers for future property to be constructed on the bartered land and on occasion, the Group also receives cash as part of the transactions. Legal title to the land together with all risks and rewards of ownership are transferred to the developer upon sale. The Group generally requires the developer to issue insurances or to mortgage the land in favor of the Group as performance guarantee. In the event the developer does not fulfill its obligations, the Group forecloses on the land through the execution of the mortgage or the surety insurances, together with a cash penalty.

The Group determines that its barters have commercial substance and that the conditions for recording the income from the transfer of parcels or land are met at the time the swap operation is carried out. Revenues are recorded at the fair value of the goods delivered, adjusted as appropriate by the amount of cash received, and it will be recognized in the statement of income and other comprehensive income depending on the specific category in which the exchanged asset is classified. If the asset falls under the Investment properties category, the revenue will be recognized under the line 'Net gain from fair value adjustment of investment properties.' However, if the asset is classified as Trading properties, the revenue will be recognized as operating income from the sale of trading properties. In exchange for the parcels or land transferred, the Group generally receives cash and / or a right to receive future units that are part of the projects to be built on the parcels or land exchanged. This right is initially recognized at cost (this being the fair value of the land transferred) as an intangible asset in the statement of financial position denominated “Future units to be received from barters”. Said intangible asset is not adjusted in subsequent years unless it is impaired.

The Group may sell the residential apartments to third-party homebuyers once they are finalized and transferred from the developer. In these circumstances, revenue is recognized when the control is transferred to the buyer. This will normally take place when the deeds of title are transferred to the homebuyer.

However, the Group may market residential apartments during construction or even before construction commences. In these situations, buyers generally surrender a down payment to the Group with the remaining amount being paid when the developer completes the property and transfers it to the Group, and the Group in turn transfers it to the buyer. In these cases, revenue is not recognized until the apartments are completed and the transaction is legally completed, that is when the apartments are transferred to the homebuyers and deeds of title are executed. This is because in the event the residential apartments are not completed by the developer and consequently not delivered to the homebuyer, the Group is contractually obligated to return to the homebuyer any down payment received plus a penalty amount. The Group may then seek legal remedy against the developer for non-performance of its obligations under the agreement. The Group exercised judgment and considers that the most significant risk associated with the asset the Group holds (i.e. the right to receive the apartments) consisting of the non-fulfillment of the developer's obligations (i.e. to complete the construction of the apartments) has not been transferred to the homebuyers upon reception of the down payment.

•	Revenue from hotels

Revenue income from hotel operations mainly includes room services, gastronomy and other services. Revenue from the sale of products is recognized when the product is delivered and the significant risks and rewards of ownership are transferred to the buyer. Revenue from the sale of services is recognized when the service is provided.

2.22. Cost of sales

The cost of sales, includes the acquisition costs and the operational and management costs for shopping malls and offices held by the Group as part of its real estate investments.

2.23. Cost of borrowings and capitalization

The costs for general and specific loans that are directly attributable to the acquisition, construction or production of suitable assets for which a prolonged period is required to place them in the conditions required for their use or sale, are capitalized as part of the cost of those assets until the assets are substantially ready for use or sale. The general loan costs are capitalized according to the average debt rate of the Group. Foreign exchange differences for loans in foreign currency are capitalized if they are considered an adjustment to interest costs. The interest earned on the temporary investments of a specific loan for the acquisition of qualifying assets are deducted from the eligible costs to be capitalized. The rest of the costs from loans are recognized as expenses in the period in which they are incurred.

2.24. Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new common shares or options are shown in equity as a deduction, net of tax, from the proceeds.

When any Group’s subsidiary purchases the Company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled or reissued. When such common shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and related income tax effects, is included in equity.

Instruments issued by the Group that will be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash or another financial asset are classified as equity.

2.25. Comparability of information

The balances as of June 30, 2023 and 2022 that are disclosed for comparative purposes were restated in accordance with IAS 29, see Note 2.1.